OTHER LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2013
OTHER LONG-LIVED ASSETS

14. Other long-lived assets

Other long-lived assets are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Deferred employee compensation	5,459,354	338,139	55,857
Prepayment and deposits for property, equipment and software(Note 15)	32,819,483	0	0
Receivable from WoW game points refund agent (Note 19)	22,188,652	15,280,089	2,524,091
Others	469,286	462,255	76,359

Total	60,936,775	16,080,483	2,656,307